SUBSEQUENT EVENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date the financial statements were available to be issued. There were no material subsequent events, other than those described below, that required disclosure in these financial statements.
Subsequent to the end of the third quarter, the Company closed one loan, had new commitments of $50.0 million, and funded approximately $52.3 million of principal amount.
In October 2021, the Company sold its investment in the loan to Public Company E to a third party in a private transaction. The Company received approximately $5.1 million in net proceeds from the sale.
In October 2021, the Company entered into an additional commitment for a $50 million senior term loan with Public Company F, as part of a $120 million third tranche under Public Company F’s senior secured credit facility and funded $50.0 million of principal less OID of $1.2 million for net funding of $48.8 million at closing. Following the expansion, the Company’s total loan commitments to Public Company F increased to an aggregate principal amount of $60 million, including $10 million of the second tranche funded in May 2021.
On November 3, 2021, the Company issued the 2027 Senior Notes. The 2027 Senior Notes accrue interest at a rate of 5.75% per annum. Interest on the 2027 Senior Notes is due semi-annually on May 1 and November 1 of each year, beginning on May 1, 2022. The net proceeds from the Offering were approximately $97 million, after deducting the initial purchasers’ discounts and commissions and estimated offering fees and expenses payable by the Company. The Company intends to use the net proceeds from the issuance of the 2027 Senior Notes to (i) fund loans related to unfunded commitments to existing borrowers, (ii) to originate and participate in commercial loans to companies operating in the cannabis industry that are consistent with our investment strategy and (iii) for working capital and other general corporate purposes. The terms of the 2027 Senior Notes are governed by the Indenture. Under the Indenture governing the 2027 Senior Notes, we are required to cause all of our existing and future subsidiaries to guarantee the 2027 Senior Notes, other than certain immaterial subsidiaries as set forth in the Indenture. The 2027 Senior Notes are currently not guaranteed by any of our subsidiaries.
The Indenture governing the 2027 Senior Notes contains customary terms and restrictions, subject to a number of exceptions and qualifications, including restrictions on the Company’s ability to (1) incur additional indebtedness unless the Annual Debt Service Charge (as defined in the Indenture) is no less than 1.5 to 1.0, (2) incur or maintain total debt in an aggregate principal amount greater than 60% of the Company’s consolidated Total Assets (as defined in the Indenture), (3) incur or maintain secured debt in an aggregate principal amount greater than 25% of the Company’s consolidated Total Assets (as defined in the Indenture); and (4) merge, consolidate or sell substantially all of the Company’s assets. On or after February 1, the Company may redeem the 2027 Senior Notes in whole or in part at a price equal to 100% of the principal amount of the notes being redeemed, plus a make-whole premium and accrued and unpaid interest thereon to, but excluding, the applicable redemption date.
On November 3, 2021, the Company entered into the Second Amendment to the Revolving Credit Agreement with AFC Finance, LLC. Under the Second Amendment, the terms of the Revolving Credit Facility were amended to, among other things: (i) decrease the interest rate to 4.75% per annum; (ii) extend the maturity date to the earlier of September 30, 2022 and the closing date of any credit facility where the proceeds are incurred to refund, refinance or replace such Revolving Credit Agreement; (iii) add an unused fee of 0.25% per annum on the undrawn amount of the revolving loan commitments; (iv) add a one-time commitment fee of 0.25% of the total revolving loan commitments, payable in three quarterly installments, beginning in the first quarter of 2022; (v) increase the aggregate revolving credit commitments to $75.0 million; (vi) provided an optional buyout provision for the holders of the Company’s 2027 Senior Notes upon certain events of default under the Revolving Credit Agreement; and (vii) require all payments of interest, the commitment fee and unused fee to be paid, directly or indirectly, to a charitable organization to be designated by AFC Finance, LLC in its sole discretion, net of any taxes. See Note 9 to the Company’s consolidated financial statements for the quarter ended September 30, 2021 for more information.

18.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date the financial statements were available to be issued. There were no material subsequent events, other than that described below, that required disclosure in these financial statements.
Public Company A previously defaulted on certain covenants under the applicable agreements governing their real estate loan and equipment loan with us. These defaults resulted from, among other things, the loan parties’ failure to timely pay taxes due, incurrence of mechanic’s liens and tax liens on assets, failure to notify the lenders of such failure to pay and incurrence of liens, failure to make payments due in January 2021, failure to make payment obligations owed to third party creditors and failure to enter into specified debt restructuring transactions. Such defaults were unrelated to the COVID-19 pandemic. In January 2021, the loan parties entered into modification agreements for each of the Public Company A loans pursuant to which the Company agreed to forbear from exercising its rights and remedies regarding such defaults for certain considerations and on certain terms and conditions. Under the RE Modification Agreement, the Company and the other lenders agreed to forbear until the earlier of December 21, 2021 and the existence of any new event of default, and the terms of the real estate loan were modified to, among other things, (i) extend the maturity date from June 27, 2021 to December 21, 2021, (ii) modify the interest rate to 14.0%, with 12.0% paid monthly and 2.0% paid at maturity and (iii) add an exit fee of $1.0 million payable upon payment in full of the real estate loan on the maturity date. The RE Modification Agreement also provided for the establishment of an interest reserve for the payment of the last three months of interest on the real estate loan. Additional consideration for the RE Modification Agreement included (w) a modification fee in an amount equal to 3.0% per annum on the outstanding principal of the real estate loan from May 19, 2020 to the effective date of the RE Modification Agreement less certain fees previously paid, (x) common shares of Public Company A in an aggregate amount equal to $1.2 million, (y) the grant of certain warrants to purchase common shares of Public Company A and (z) reimbursement of certain expenses. The Company sold its portion of the rights to acquire the common shares and warrants received as considerations for the RE Modification Agreement to the administrative agent under the Public Company A real estate loan documents. Under the modification agreement relating to the Public Company A equipment loan, the Company and the other lenders agreed to forbear until the earlier of February 5, 2024 and the existence of any new event of default, and the terms of the equipment loan were modified to, among other things, (i) amend the payment schedule allowing for reduced monthly payments for three months, with the reduced amounts amortized equally over the remaining monthly payments, (ii) add an exit fee of $500,000 due at the end of the term of the agreement governing the equipment loan, (iii) release a certain guarantor, and (iv) add a new parent company guarantee. Additional consideration for the Equipment Modification Agreement included (x) a modification fee in an amount equal to 6.0% per annum on the outstanding principal of the equipment loan from May 19, 2020 through and including the effective date of the Equipment Modification Agreement less certain fees previously paid, (y) an additional fee of $500,000 payable in equal monthly installments commencing April 5, 2021 and (z) reimbursement of certain expenses. In connection with the Modification Agreements, Public Company A consummated the initial closing of $10.1 million of its non-brokered convertible debenture offering for up to $25.0 million of debenture units. The net proceeds received by Public Company A from the convertible debenture offering are intended to be used for working capital, previous debt obligations and general corporate purposes. Public Company A has since paid the January 2021 payments and there are no delinquent payment obligations owed to the Company.